Temporary Equity and Stockholders' Deficiency (Details Narrative) (10-K) - USD ($)											1 Months Ended	2 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 28, 2020	Aug. 05, 2019	Jul. 23, 2019	Jul. 08, 2019	Mar. 13, 2019	Jan. 31, 2019	Dec. 18, 2018	Sep. 20, 2018	May 19, 2018	Feb. 12, 2018	Mar. 31, 2018	Aug. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 03, 2020	Oct. 05, 2018	Jul. 27, 2018	Feb. 28, 2017	Jul. 11, 2016	Aug. 25, 2008
Common stock, shares authorized													150,000,000				150,000,000		150,000,000	80,000,000	150,000,000
Common stock, par or stated value per share													$ 0.01				$ 0.01		$ 0.01	$ 0.01
Common stock, shares, issued													67,974,891				67,974,891		60,321,615	46,738,533
Common stock, shares, outstanding													67,924,358				67,924,358		60,271,082	46,688,000
Preferred stock, shares authorized													11,000,000				11,000,000		11,000,000	11,000,000
Common stock issued in satisfaction of dividends payable																				$ 264,272
Common stock issued under 401(k) profit sharing plan, value																$ 63,415			$ 63,414	81,399
Foreign currency translation adjustments													$ (17,837)	$ 365,350			$ 400,686	$ 730,767	$ 710,386	$ (2,314,409)
Weighted average grant date value																			$ 0.10	$ 0.32
Share-based payment award, fair value assumptions, expected volatility rate																	58.00%	52.00%		43.50%
Share-based payment award, fair value assumptions, expected dividend rate																	0.00%	0.00%	0.00%	0.00%
Options [Member]
Number of stock options granted during the period																	1,535,000		4,489,890	2,830,000
Share based compensation													56,413	105,178			$ 262,670	$ 331,680	$ 432,187	$ 716,249
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options													$ 862,823				$ 862,823		$ 1,143,412
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition																	2 years 7 months 28 days		2 years 8 months 9 days
Weighted average remaining term																	3 years 3 months 19 days		3 years 6 months
Satisfaction of Debt Obligations [Member]
Number of shares issued conversion of debt												144,882
2017 Notes [Member]
Number of shares issued conversion of debt															83,587
Board of Directors [Member]
Number of stock options granted during the period	300,000
Dividends declared on preferred stock																				$ 474,719
Common stock issued in satisfaction of dividends payable, shares																				378,193
Common stock issued in satisfaction of dividends payable																				$ 264,272
Dividends payable and paid cash dividends																				$ 127,502
Board of Directors [Member]
Shares issued, price per share																				$ 0.70
Dividends payable																				$ 85,945
Former Employee [Member]
Number of treasury stock transferred to common stock									46,122
Value of treasury stock transferred to common stock									$ 32,285
Minimum [Member]
Share-based payment award, fair value assumptions, expected term																	3 years 7 months 6 days	3 years 7 months 6 days	3 years 7 months 6 days	3 years 7 months 6 days
Share-based payment award, fair value assumptions, expected volatility rate																			51.00%
Maximum [Member]
Share-based payment award, fair value assumptions, expected term																	5 years	5 years	5 years	5 years
Share-based payment award, fair value assumptions, expected volatility rate																			52.00%
2008 Equity Incentive Plan [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant																			0
2016 Stock Option Plan [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant																			0
Number of common stock shares authorized																									1,224,308
Increased percentage of common stock shares outstanding																									2.50%
Number of stock options granted during the period										1,330,000										1,500,000
Option term										5 years
Option exercise price per share										$ 0.77
Percentage of option vested										25.00%
Share-based compensation arrangement by share-based payment award, options, grants in period, grant date intrinsic value										$ 623,011
2018 Equity Incentive Plan [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant				5,946,933															7,043				1,500,000
Increased percentage of common stock shares outstanding				2.50%																			2.50%
Number of stock options granted during the period						1,350,000		1,500,000
Common stock exercisable price percentage																				110.00%
Option term								5 years
Option exercise price per share						$ 0.385		$ 0.539
Percentage of option vested						25.00%		25.00%
Share-based compensation arrangement by share-based payment award, options, grants in period, grant date intrinsic value						$ 200,092		$ 253,023
2018 Equity Incentive Plan [Member] | Beneficiary Ownership [Member] | Minimum [Member]
Minority interest percentage																				10.00%
2018 Gaucho Plan [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant		100,000																	1,405,000
Number of stock options granted during the period							6,495,000
2018 Gaucho Plan [Member] | Maximum [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant																						8,000,000
2008 Equity Incentive Plan [Member]
Number of stock options granted during the period					3,139,890
2008 Equity Incentive Plan [Member] | Board of Directors [Member]
Number of stock options granted during the period					150,000
2008 Equity Incentive Plan [Member] | President and CEO [Member]
Number of stock options granted during the period					2,109,890
2008 Equity Incentive Plan [Member] | Chief Financial Officer [Member]
Number of stock options granted during the period					150,000
2008 Equity Incentive Plan [Member] | Minimum [Member]
Option exercise price per share					$ 2.20
2008 Equity Incentive Plan [Member] | Maximum [Member]
Option exercise price per share					2.48
2018 Stock Options Plan [Member] | Employees and Consultants [Member]
Number of stock options granted during the period				3,139,890
Option exercise price per share				$ 0.385
Percentage of option vested				25.00%
Share-based compensation arrangement by share-based payment award, options, grants in period, grant date intrinsic value				$ 398,199
2018 Stock Options Plan [Member] | Board of Directors [Member] | Employees and Consultants [Member]
Number of stock options granted during the period				150,000
2018 Stock Options Plan [Member] | President and CEO [Member] | Employees and Consultants [Member]
Number of stock options granted during the period				2,209,890
2018 Stock Options Plan [Member] | Chief Financial Officer [Member] | Employees and Consultants [Member]
Number of stock options granted during the period				155,000
2018 GGI Options [Member]
Number of stock options granted during the period																			6,595,000
Weighted average remaining term																			4 years
2018 GGI Options [Member] | Employee [Member]
Number of stock options granted during the period																				6,495,000
Option exercise price per share																				$ 0.14
Percentage of option vested																				25.00%
Share-based compensation arrangement by share-based payment award, options, grants in period, grant date intrinsic value																				$ 197,768
Share-based payment award, fair value assumptions, risk free interest rate																				2.65%
Share-based payment award, fair value assumptions, expected term																				3 years 9 months
Share-based payment award, fair value assumptions, expected volatility rate																				32.00%
Share-based payment award, fair value assumptions, expected dividend rate																				0.00%
2019 GGI Options [Member] | Advisor [Member]
Number of stock options granted during the period		100,000
Option exercise price per share		$ 0.55
Percentage of option vested		25.00%
Share-based compensation arrangement by share-based payment award, options, grants in period, grant date intrinsic value		$ 6,280
Share-based payment award, fair value assumptions, risk free interest rate		1.81%
Share-based payment award, fair value assumptions, expected term		3 years 9 months
Share-based payment award, fair value assumptions, expected volatility rate		32.00%
Share-based payment award, fair value assumptions, expected dividend rate		0.00%
2008 Equity Incentive Plan [Member]
Share-based compensation arrangement by share-based payment award, number of shares available for grant																										9,000,000
Common Stock [Member]
Shares issued, price per share																			$ 0.35
Common stock issued in satisfaction of dividends payable																				$ 3,781
Common stock issued under 401(k) profit sharing plan, shares																181,185			181,185	116,284
Common stock issued under 401(k) profit sharing plan, value																$ 1,812			$ 1,812	$ 1,163
Common stock issued for cash, value																			$ 4,610,700
Common stock issued for cash, shares																			13,173,428
Common Stock [Member] | 2018 Equity Incentive Plan [Member]
Number of stock options granted during the period						1,100,000		1,350,000
Common Stock [Member] | 2018 Equity Incentive Plan [Member] | Consultants [Member]
Number of stock options granted during the period						150,000		150,000
Common Stock [Member] | 2018 Equity Incentive Plan [Member] | Certain Members of Board of Directors [Member]
Number of stock options granted during the period						100,000
Common Stock [Member] | 401(k) Profit Sharing Plan [Member]
Shares issued, price per share					$ 0.35						$ 0.70									$ 0.70
Common stock issued under 401(k) profit sharing plan, shares					181,185						116,284
Common stock issued under 401(k) profit sharing plan, value											$ 81,399
Common stock issued for cash, value																				$ 1,323,695
Common stock issued for cash, shares																				1,890,993
Warrants [Member]
Number of cancelled warrants purchase shares			364,639																(364,639)
Warrants [Member] | President and CEO [Member]
Warrant to purchase of common stock shares			151,383
Warrants [Member] | Minimum [Member]
Warrant exercise price per share			$ 2.00
Warrants [Member] | Maximum [Member]
Warrant exercise price per share			$ 2.50
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized													10,097,330				10,097,330		10,097,330	10,097,330
Preferred stock, par or stated value per share													$ 0.01				$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares issued
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized																			902,670	902,670				902,670
Preferred stock, par or stated value per share																								$ 0.01
Preferred stock, shares outstanding																			902,670	902,670
Series B Preferred Stock [Member]
Preferred stock, shares issued																				775,931
Shares issued, price per share													$ 10				$ 10			$ 10.00
Gross proceeds																				$ 7,759,500
Number of shares issued conversion of debt																				126,739
Liquidation value per share																				$ 10
Deemed dividends earned																			$ 721,057	$ 724,108
Dividends declared on preferred stock													$ 181,281	$ 181,746			$ 540,217	$ 539,311
Dividends payable													$ 82,772				82,772
Preferred stock, amount of cumulative dividends dividends in arrears																	$ 1,804,578		$ 1,264,361	$ 546,355
Fair market value of common stock																				$ 10
Shares converted into stock																				10
Preferred stock voting, description																				Each share of Series B stock is entitled the number of votes determined by dividing $10 by the fair market value of the Company's common stock on the date that the Series B shares were issued, up to a maximum of ten votes per share of Series B stock
Series B Preferred Stock [Member]
Number of shares issued conversion of debt																				1,285,517
Common stock issued in satisfaction of dividends payable, shares																				378,193